RELATED PARTY TRANSACTIONS, Related Parties (Details)	12 Months Ended
Dec. 31, 2021
Mr. Peter Wang [Member]
Related Parties [Abstract]
Relationship with the Company	Chairman, Chief Executive Officer, and principal shareholder of the Company
Mr. Yeung Heung Yeung [Member]
Related Parties [Abstract]
Relationship with the Company	A principal shareholder of the Company, director of CAG Cayman and former director of CEG
Yan Yinjing [Member]
Related Parties [Abstract]
Relationship with the Company	Immediate family of Mr. David Ming He, the former acting Chief Financial Officer of Cenntro until November 2020
Mr. Zhong Wei [Member]
Related Parties [Abstract]
Relationship with the Company	Chief Technology Officer of the Company
Ms. Xu Cheng [Member]
Related Parties [Abstract]
Relationship with the Company	Immediate family of Mr. Chris Xiongjian Chen, former Chief Operating Officer of CAG Cayman
CAG Cayman [Member]
Related Parties [Abstract]
Relationship with the Company	Mr. Peter Wang is a principal shareholder
Devirra Corporation Limited and its Subsidiaries (Collectively referred to the "Devirra Group") [Member]
Related Parties [Abstract]
Relationship with the Company	Entities controlled by CAG Cayman
Cenntro Holding Limited [Member]
Related Parties [Abstract]
Relationship with the Company	Ultimately controlled by Mr. Peter Wang
Zhejiang Zhongchai Machinery Co., Ltd ("Zhejiang Zhongchai") [Member]
Related Parties [Abstract]
Relationship with the Company	Ultimately controlled by Mr. Peter Wang
Zhejiang RAP [Member]
Related Parties [Abstract]
Relationship with the Company	An entity significantly influenced by Hangzhou Ronda Tech Co., Limited
Jiangsu Rongyuan [Member]
Related Parties [Abstract]
Relationship with the Company	An entity significantly influenced by Hangzhou Ronda Tech Co., Limited
Hangzhou Hezhe Energy Technology Co., Ltd [Member]
Related Parties [Abstract]
Relationship with the Company	An entity significantly influenced by Hangzhou Ronda Tech Co., Limited
Zhuhai Hengzhong Industrial Investment Fund (Limited Partner) ("Zhuhai Hengzhong") [Member]
Related Parties [Abstract]
Relationship with the Company	Mr. Peter Wang served as General Partner
Shenzhen Yuanzheng Investment Development Co. Ltd ("Shenzhen Yuanzheng") [Member]
Related Parties [Abstract]
Relationship with the Company	Controlled by Mr. Yeung Heung Yeung
Bendon Limited [Member]
Related Parties [Abstract]
Relationship with the Company	Controlled by Mr. Justin Davis-Rice, a director of CEGL
Shanghai Hengyu Enterprise Management Consulting Co., Ltd ("Shanghai Hengyu") [Member]
Related Parties [Abstract]
Relationship with the Company	Ultimately controlled by Mr. Peter Wang